UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23055
Investment Company Act file number:

USCA All Terrain Fund
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

USCA All Terrain Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 6.28%[a]
Aerospace and Defense - 0.35%[a]
The Boeing Company	400	$62,272
BWX Technologies, Inc.	650	25,805
Esterline Technologies Corp.[b]	340	30,328
Orbital ATK, Inc.	310	27,196
Rockwell Collins Inc.	240	22,262
Woodward, Inc.	270	18,644
		186,507
Chemical Companies - 0.17%[a]
Albemarle Corporation	200	17,216
LyondellBasell Industries N.V.	400	34,312
The Mosaic Company	1,300	38,129
		89,657
Consumer Product and Distribution Companies - 0.74%[a]
Casey's General Stores, Inc.	130	15,454
The Clorox Company	110	13,202
Genuine Parts Company	290	27,707
The Hain Celestial Group, Inc.[b]	400	15,612
Hasbro Inc.	430	33,450
The Hershey Company	150	15,514
L Brands, Inc.	300	19,752
Mattel, Inc.	1,825	50,279
PepsiCo, Inc.	400	41,852
The Procter & Gamble Company	500	42,040
Sysco Corporation	640	35,437
Target Corp.	200	14,446
United Natural Foods, Inc.[b]	360	17,179
Wal-Mart Stores Inc.	700	48,384
		390,308
Energy and Utility Companies - 0.95%[a]
Anadarko Petroleum Corporation	460	32,076
Apache Corporation	450	28,561
BP p.l.c. ADR[c]	1,300	48,594
Chevron Corporation	500	58,850
ConocoPhillips	500	25,070
Entergy Corporation	200	14,694
Exelon Corporation	600	21,294
Helmerich & Payne, Inc.	400	30,960
Hess Corporation	410	25,539
National Fuel Gas Company	510	28,886
NiSource Inc.	730	16,162
Occidental Petroleum Corporation	1,100	78,353
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

	Shares	Fair Value
Energy and Utility Companies - (continued) - 0.95%[a]
PBF Energy Inc.	645	$17,983
Phillips 66	200	17,282
PPL Corporation	660	22,473
Valero Energy Corporation	300	20,496
Xcel Energy Inc.	380	15,466
		502,739
Environmental Services - 0.09%[a]
Republic Services, Inc.	800	45,640
Financial Services - 1.29%[a]
BB&T Corporation	900	42,318
BOK Financial Corporation	400	33,216
The Chubb Corporation[c]	240	31,709
Fidelity National Financial, Inc.	300	10,188
First American Financial Corporation	960	35,165
Franklin Resources, Inc.	880	34,830
The Hartford Financial Services Group, Inc.	480	22,872
Huntington Bancshares Incorporated	2,575	34,041
Invesco Ltd.	1,310	39,745
Janus Capital Group, Inc.	1,140	15,128
JPMorgan Chase & Co.	500	43,145
M&T Bank Corporation	800	125,144
Markel Corporation[b]	27	24,421
MetLife, Inc.	1,100	59,279
Morgan Stanley	700	29,575
New York Community Bancorp Inc.	1,840	29,274
SunTrust Banks, Inc.	810	44,429
Synchrony Financial	710	25,752
		680,231
Health Care and Related Companies - 0.64%[a]
AbbVie Inc.	800	50,096
Baxter International Inc.	635	28,156
Boston Scientific Corporation[b]	1,160	25,091
Cardinal Health, Inc.	300	21,591
Eli Lilly and Company	700	51,485
Globus Medical, Inc.[b]	670	16,623
Haemonetics Corporation[b]	415	16,683
HealthSouth Corporation	900	37,116
Johnson & Johnson	100	11,521
McKesson Corporation	230	32,304
Varian Medical Systems, Inc.[b]	180	16,160
Zimmer Biomet Holdings, Inc.	270	27,864
		334,690
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

	Shares	Fair Value
Logistics and Transportation - 0.12%[a]
C.H. Robinson Worldwide, Inc.	200	$14,652
Expeditors International of Washington Inc.	300	15,888
Union Pacific Corporation	300	31,104
		61,644
Manufacturing Companies - 0.21%[a]
Caterpillar Inc.	200	18,548
Eaton Corporation	400	26,836
Fastenal Company	170	7,987
Ford Motor Company	2,000	24,260
Stanley Black & Decker, Inc.	300	34,407
		112,038
Media, Communications and Entertainment - 0.40%[a]
Cinemark Holdings, Inc.	610	23,400
Discovery Communications, Inc.[b]	810	21,692
Liberty Broadband Corporation[b]	380	28,147
The Liberty SiriusXM Group[b]	960	32,563
Omnicom Group Inc.	360	30,640
Regal Entertainment Group	1,390	28,634
Verizon Communications Inc.	900	48,042
		213,118
Metals Technology and Mining - 0.02%[a]
Arconic Inc.	498	9,233
Paper Products - 0.12%[a]
Avery Dennison Corporation	210	14,746
Packaging Corporation of America	400	33,928
Sonoco Products Co.	310	16,337
		65,011
Real Estate Investment Trusts - 0.14%[a]
CoreCivic, Inc.	955	23,359
Sun Communities Inc.	390	29,878
Welltower Inc.	310	20,748
		73,985
Technology Companies and Services - 1.04%[a]
Amdocs Limited	480	27,960
Analog Devices, Inc.	350	25,417
Broadridge Financial Solutions, Inc.	620	41,106
Cisco Systems, Inc.	2,000	60,440
Epam Systems, Inc.[b]	245	15,756
Harris Corporation	300	30,741
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

	Shares	Fair Value
Technology Companies and Services - (continued) - 1.04%[a]
IBM	100	$16,599
IPG Photonics Corporation[b]	70	6,910
Koninklijke Philips N.V. ADR[c]	1,600	48,912
Microsoft Corporation	900	55,926
QUALCOMM Incorporated	800	52,160
Schlumberger N.V.	300	25,185
TE Connectivity Ltd.[c]	500	34,640
Texas Instruments Incorporated	200	14,594
U.S. Bancorp	1,200	61,644
The Western Union Company	1,510	32,797
		550,787

TOTAL COMMON STOCK (Cost $2,942,492)		3,315,588

INVESTMENTS IN INVESTMENT COMPANIES - 24.25%[a]
Long Equity - Domestic - 9.97%
Bridgeway Ultra Small Company Fund	40,679	1,208,173
Gabelli Small Cap Growth Fund	26,905	1,410,342
LKCM Equity Fund	70,314	1,576,441
Nationwide Geneva Mid Cap Growth Fund	45,539	1,069,714
		5,264,670
Long Equity - Global - 3.82%
First Eagle Global Fund	37,077	2,020,333

Long Equity - International - 6.11%
AllianzGI NFJ International Value Fund	58,916	969,174
Brandes International Equity Fund	143,218	2,259,984
		3,229,158
Long Fixed Income - 2.63%
PIMCO Total Return Fund	138,412	1,388,268

Managed Futures - 1.72%
Altegris Futures Evolution Strategy Fund	53,243	511,661
AQR Managed Futures Strategy Fund	42,624	397,251
		908,912

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $13,306,138)		12,811,341
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

	Cost	Fair Value	Next Available Redemption Date[d]	Frequency of Redemptions	Redemption Notification Period (Days)
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES[e] - 65.50%[a]
Event Driven - 2.24%[a]
Perry Partners L.P. - Class Cf	1,331,451	$1,184,308	n/a	Illiquid	n/a

Global Macro - 5.69%[a]
Brevan Howard L.P. - Series B	2,445,000	2,452,414	3/31/2017	Monthly	90
Brevan Howard L.P. - Series W	550,000	551,852	3/31/2017	Monthly	90
		3,004,266
Long/Short Equity - 15.62%[a]
ACK Asset Partners II LP	875,000	890,123	6/30/2017	Quarterly	45
AT MLP Fund, LLC	700,000	978,107	3/31/2017	Quarterly	45
Corsair Capital Partners, L.P. - Class A	2,483,000	2,533,291	3/31/2017	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	3,630,000	3,852,040	6/30/2017	Annually	105
		8,253,561
Long/Short Fixed Income - 5.21%[a]
York Global Credit Income Fund, L.P. - Class A	2,493,000	2,753,999	3/31/2017	Quarterly	90

Managed Futures - 2.88%[a]
Winton Diversified Strategy Fund (US) L.P.	1,596,000	1,518,784	9/30/2018	Quarterly	60

Multi-Strategy - 33.86%[a]
Atlas Enhanced Fund, L.P.	1,400,000	1,408,344	2/28/2017	Monthly	45
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,670,000	2,743,718	3/31/2017	Quarterly	90
Double Black Diamond, L.P. - Series D	4,035,000	4,208,545	3/31/2017	Quarterly	60
Hutchin Hill Capital Domestic FD, LP	1,400,000	1,429,501	3/31/2017	Quarterly	90
Millennium USA LP	5,000,000	5,318,301	3/31/2017	Quarterly	90
OZ Domestic Partners II, L.P. - Tranche E	2,795,000	2,773,148	3/31/2017	Quarterly	30
Visium Global Fund, LPf	7,500	6,687	n/a	Illiquid	n/a
		17,888,244

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES (Cost $33,410,951)
		34,603,162

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
December 31, 2016 (Unaudited)

			Next Available		Redemption
			Redemption	Frequency of	Notification
	Cost	Fair Value	Date[d]	Redemptions	Period (Days)
SHORT TERM INVESTMENT - 3.17%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.37%[g]
	1,675,772	$1,675,772

TOTAL SHORT TERM INVESTMENTS (Cost $1,675,772)		1,675,772

Total Investments (Cost $51,335,353) - 99.20%[a]		$52,405,863
Assets in Excess of Other Liabilities - 0.80%[a]		422,595
TOTAL NET ASSETS - 100.00%[a]		$52,828,458

Footnotes
ADR - American Depository Receipt.
[a] Percentages are stated as a percent of net assets.
[b] Non-income producing security.
[c] Foreign issued security.
[d] Investments in private investment companies may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2016 that redemption from all or a portion of a tranche is available without fees (redemptions may be available sooner with the incurrence of a penalty). Other tranches may have an available redemption date that is after the Next Available
Redemption Date. Further, the private investment company's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
[e] At December 31, 2016, portfolio holdings of the private investment companies were not made available to the Fund. Private investment portfolio holdings detailed in the schedule of investments represent management's best estimate of the fair market value of each private investment's portfolio holdings as of December 31, 2016.
[f] Currently in liquidation. Receiving proceeds as Manager liquidates underlying assets.
[g] Rate reported is the 7-day current yield as of December 31, 2016.

The accompanying Notes to Financial Statements are an integral part of these statements.

Income Taxes

The Fund’s tax year end is December 31st.  The Fund is treated as a partnership for Federal income tax purposes.  Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual.

Investment Valuation

In computing net asset value, portfolio securities of the USCA All Terrain Fund (“Fund”) are valued at their current market values determined on the basis of market quotations, if available.  Because market quotations are not typically readily available for the majority of the Fund's securities, they are valued at fair value as determined by the Board of Trustees (“Board”).  The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of USCA Asset Management LLC (“Advisor”), US Bancorp Fund Services, LLC (“US Bancorp”) and an officer of the Fund.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  There is no single standard for determining fair value of a security.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of a manager (“Underlying Fund Manager”) to a fund ("Underlying Fund") in which the Fund invests.  The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (”NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund's portfolio.  The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers.  Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds.  In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund Manager’s compensation.  Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund.  In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund’s net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager.  Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.  The Fund does not expect to restate its previous net asset values to reflect an adjustment or revision by an Underlying Fund.  In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended, each company’s net asset value is calculated based upon the net asset values of that company, and the prospectus for that company explains the circumstances under which it will use fair value pricing and the effects of using fair value pricing.

Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures (ASC 820), which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Board’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.  The following section describes the valuation techniques used by the Fund to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1.  These investments generally include equity securities traded on a national securities exchange, certain U.S. government securities and certain money market securities.  The Board does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities.  When observable prices are not available for these investments, the Board uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available.  The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs.  In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate.  The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation.  In some situations, the Board may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Board’s assessment of the most representative point within the range.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Description
Investments
Common Stock (a)	$3,315,588	$-	$-	$3,315,588
Registered Investment Companies (b)	-	-	-	12,811,341
Private Investment Companies (b)	-	-	-	34,603,162
Short Term Investments (c)	1,675,772	-	-	1,675,772
	$4,991,360	$-	$-	$52,405,863

(a)	All other industry classifications are identified in the Schedule of Investments.

(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at December 31, 2016.

During the period ended December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA All Terrain Fund

By (Signature and Title  /s/ Phil Pilibosian
 Phil Pilibosian, President

Date  2/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Phil Pilibosian
   Phil Pilibosian, President

Date  2/10/2017

By (Signature and Title)  /s/ Ivana Shumberg
  Ivana Shumberg, Treasurer

Date  2/10/2017